Share-Based and Unit-Based Compensation - Schedule of Functional Classification in the Condensed Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based and unit-based compensation	$ 33,000	$ 2,043	$ 2,046	$ 7,277	$ 8,222	$ 8,166
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based and unit-based compensation	3,248	200	110	396	423	429
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based and unit-based compensation	5,224	323	169	499	151	440
Sales and Marketing Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based and unit-based compensation	5,134	282	191	659	1,316	1,033
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based and unit-based compensation	$ 19,394	$ 1,238	$ 1,576	$ 5,723	$ 6,332	$ 6,264